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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-1144

                       The Finance Company of Pennsylvania
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
               (Address of principal executive offices) (Zip code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: JANUARY 1, 2007 - MARCH 31, 2007

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
 Shares /                                                   Cost             Market
  Units                                                     Value             Value
----------                                              --------------   --------------
           U. S. AGENCY SECURITIES
 2,000,000 Fed. Home Loan Bank Bond 5.4% 9/15/2014        2,001,865.41     1,968,659.98
    50,000 Fed. Home Loan Bank Bond 3.51% 11/9/07            49,174.48        49,552.00
   150,000 Fed. Home Loan Bank Bond 5% 1/29/2014            141,827.98       145,432.50
    40,000 Fed. Home Loan Bank Bond 5% 2/25/2014             37,782.85        38,772.40
    69,000 Fed. Home Loan Bank Bond 5% 10/15/2014            65,048.28        66,706.44
    60,000 Fed. Home Loan Bank Bond 5% 9/26/2014             56,414.09        58,035.00
                                                        --------------   --------------
                                                          2,352,113.09     2,327,158.32
           BONDS
    25,000 Addison Alton Zero-A 11/15/2011                   19,473.74        19,336.25
    30,000 East Baton Rouge LA Mtg Fin 9/10/2014             20,090.53        19,925.10
   270,000 Fulton Cty GA Devel. Auth. 5.75% 3/1/2014        274,944.75       267,553.81
   150,000 City of North Little Rock AR 7/20/2014           100,740.92        96,579.00
   300,000 Ohio Hsg. Agy. Mtg. 5.57% 9/1/2038               300,000.00       300,093.00
   150,000 Rogers County OK Hsg 7/15/2014                   101,280.55       100,858.50
   465,000 Texas St Vets Hsg 7% 12/1/2010                   492,728.77       480,475.20
   325,000 Yorba Linda CA Redev Agy 5.25% 9/1/2015          332,781.39       328,549.00
    30,314 DLJ Mortg. Accept. Corp. 6.82% 10/15/2030         32,643.91        30,385.04
    35,000 Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022          42,547.34        42,938.70
   300,000 Verizon Deb 8% 6/1/2022                          359,936.62       336,747.00
   340,000 Peoria Ill School Distr. 1/1/2011                287,750.49       280,483.01
   100,000 Sparks Regl. Med Ctr 6.65% 6/15/2012             100,953.79       103,969.00
   280,000 Arkansas St. Dev. Fin Auth 4.8% 91/2008          280,000.00       278,373.20
    95,000 Dallas Ft.Worth Arpt. 6.6% 11/1/2012             102,031.32       100,074.90
   275,000 Machesney Park Ill 4.88% 12/1/2010               275,000.00       270,883.24
   225,000 Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011       225,000.00       220,333.51
    75,000 NJ Economic Dev. Auth. 5.178% 11/1/2015           75,000.00        74,579.25
   400,000 Washington St. HSG Fin. Comm. 1/15/2037          400,989.73       400,000.00
                                                        --------------   --------------
                                                          3,823,893.85     3,752,136.71
           SHORT-TERM SECURITIES
   542,119 Blackrock Fed Fund #30                           542,118.54       542,118.54
    41,779 Blackrock Fed Sec. Fund #11                       41,779.36        41,779.36
    10,000 Blackrock Fed Sec.Treas.Trust Fund #62            10,000.00        10,000.00
   256,392 PNC Money Market Fund - Schroders                256,391.54       256,391.54
                                                        --------------   --------------
                                                            850,289.44       850,289.44
           COMMON STOCKS
    10,500 Abbott Laboritories Inc.                         348,694.45       585,900.00
    10,700 American Express Co.                             560,947.16       603,480.00
     9,600 Anheuser-Busch Cos.                              453,084.67       484,416.00
     7,500 Becton, Dickinson & Co.                          210,696.75       576,675.00
       200 Berkshire Hathaway B                             449,324.30       728,000.00
    11,500 Carnival Corp.                                   513,536.75       538,890.00
     8,000 CDW Corp.                                        571,326.56       491,440.00
    18,000 Coca Cola Co.                                     21,581.04       864,000.00
    11,100 Colgate Palmolive Co.                            611,144.91       741,369.00
    21,900 Dell Inc.                                        475,843.80       508,299.00
     9,800 Dover Corp.                                       96,382.61       478,338.00
    18,000 Dow Chemical Co.                                 116,337.50       825,480.00
    12,500 Duke Energy Corp.                                130,568.09       253,625.00
    11,000 Emerson Electric Co.                              83,723.75       473,990.00
   116,806 Exxon Mobil Corp.                                154,159.00     8,813,012.70
     8,800 Gannett Inc.                                     541,572.74       495,352.00
    17,500 General Electric Co.                             597,934.44       618,800.00
    18,000 Harte Hanks Inc.                                 280,473.60       496,620.00
    22,500 Hasbro                                           271,125.00       643,950.00
     1,000 Idearc Inc.                                        6,930.26        35,100.00
    12,100 Illinois Tool Works Inc.                         566,611.49       624,360.00
    10,000 International Business Machines Corp.            256,675.00       942,600.00
     5,000 International Speedway Corp.                     224,623.50       258,500.00
    12,600 Johnson and Johnson                               69,355.12       759,276.00
    13,500 Jones Apparel Group                              461,455.38       414,855.00
    11,800 Kimberly-Clark Corp.                             563,144.34       808,182.00
    20,000 Marsh & McLennan Companies Inc.                  262,438.67       585,800.00
    18,100 McDonalds Corp.                                  245,966.33       815,405.00
     7,700 Medco Health Solutions                           435,563.86       558,481.00
    13,000 Merck & Co. Inc.                                 138,569.18       574,210.00
    22,000 Microsoft Corp.                                  597,740.00       613,140.00
    36,700 Molex Inc. Class A                             1,004,778.79       913,463.00
       732 PA. Warehousing & Safe Deposit Co.                71,398.95     2,730,360.00
    20,500 Pall Corporation                                 419,512.35       779,000.00
    10,000 Penn Virginia Corp.                                2,291.54       734,000.00
    24,000 Pitney Bowes Inc.                                750,286.20     1,089,360.00
   269,495 PNC Financial Services Group Inc.                162,862.45    19,395,555.15
    15,400 Quest Diagnostics Inc.                           804,295.71       767,998.00
     6,250 Spectra Energy Corp.                              94,123.16       164,187.50
    12,000 State Street Corp.                                88,500.00       777,000.00
    32,000 Steelcase Inc. CL A                              386,240.00       636,480.00
    19,100 Tyco Int'l Ltd.                                  570,735.40       602,605.00
    20,000 Verizon Communications Inc.                      171,357.22       758,400.00
    25,812 Vodaphone Group PLC                              689,959.65       693,310.32
                                                        --------------   --------------
                                                         15,533,871.67    56,253,264.67
           INTERNATIONAL
52,454.616 Artisan International Funds                    1,000,000.00     1,592,522.14
27,420.741 Harbor International Funds                     1,000,000.00     1,753,830.59
                                                        --------------   --------------
                                                          2,000,000.00     3,346,352.74

                                                        $24,560,168.05   $66,529,201.88
                                                        ==============   ==============
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Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's
President, Charles E. Mather III, and Registrant's Secretary-Treasurer, Herbert
S. Riband, Jr., have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR
270.30a-2(a)), are attached.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Finance Company of Pennsylvania


By /s/ Charles E. Mather III
   ----------------------------------
   Charles E. Mather III, President

Date MAY 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ CHARLES E. MATHER III
   ----------------------------------
   Charles E. Mather III, President

Date MAY 16, 2007


By /s/ Herbert S. Riband, Jr.
   ----------------------------------
   Herbert S. Riband, Jr.,
   Secretary-Treasurer

Date MAY 16, 2007